UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23673

SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.

(Exact name of registrant as specified in charter)

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Address of principal executive offices)(Zip code)

Liana Loyola

Secretary

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Copies to:

Jesse C. Kean Carla G. Teodoro Sidley Austin LLP 787 Seventh Avenue New York, NY 10019	Owen Meacham UBS Business Solutions US LLC One North Wacker Drive Chicago, IL 60606

Registrant’s telephone number, including area code: (787) 250-3600

Date of fiscal year end: June 30

Date of reporting period: July 1, 2023 - December 31, 2023

Item 1. Report to Shareholders.

(a)  The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Short Term Investment Fund for Puerto Rico Residents, Inc. 2023 SEMI-ANNUAL REPORT

LETTER TO SHAREHOLDERS

January 31, 2024

Dear Shareholders:

The Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) is pleased to present its Letter to Shareholders for the period from July 1, 2023, to December 31, 2023.

The Federal Reserve Board (the “Fed”) raised the Fed funds rate a total of 0.25% during the six-month period. This was slower than the increase of 4.00% during calendar year 2022. The Fed funds rate closed the period at 5.25% to 5.50%.

The Fed did not raise the Fed funds rate at any of the last three meetings of the period. Rates were unchanged at the September, November, and December 2023 meetings. The Fed statement after the December meeting cited a moderation in job gains and easing of inflation. However, the Fed indicated that job gains remained strong, and inflation remained elevated and above the Fed’s long-term target.

The summary of economic projections of the Fed Board members, published after the December meeting disclosed lowered projections for interest rates and inflation in 2024 and 2025. Market participants reacted positively to the projections. Many participants now expect the Fed is done raising rates and a rate cut cycle could commence in 2024.

Geopolitical risks remain elevated. The Russia-Ukraine war remains at a standstill. The risk of the Israel-Hamas conflict extending to the region is a concern. Shipping lanes in the Red Sea have been affected by attacks on commercial ships, prompting major companies to re-route their fleets, raising shipping costs and lengthening delivery times. The recent military intervention on targets in Yemen by a coalition led by the U.S. and the U.K. and the response from Iran backed militia has increased the odds of a spill-over of hostilities across the region.

The combination of continued higher inflation, the timing of the end of the tightening cycle, and elevated geopolitical risks continue to present a challenging environment for the management of the Fund. Notwithstanding, the Investment Adviser remains committed to seeking investment opportunities within the allowed parameters while providing professional management services to the Fund for the benefit of its shareholders.

Sincerely,

Leslie Highley, Jr.

Managing Director

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of

Puerto Rico, as Investment Adviser

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended December 31, 2023. The views and opinions in the letter were current as of January 31, 2024. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors, and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940

The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico (“Puerto Rico”) and is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), as of May 14, 2021. The Fund’s offering of securities is registered under the Securities Act of 1933, as amended (the “33 Act”).

FUND PERFORMANCE

The Fund’s total investment return for the period from July 1, 2023, to December 31, 2023, was 2.58%. As short-term rates began to increase in March 2022, the investment adviser remained cautious, selecting assets to maximize risk/return relationships, while adhering to the Fund’s strict credit quality and asset class constraints. Past performance is not predictive of future results. The Fund’s return of 2.58% during the period compares to a return of 2.70% for the Intercontinental Exchange Bank of America U.S. 3-Month Treasury Bill Index for the same period. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

The Fund’s net asset value remained unchanged at $1.00 during the period. The Fund net investment income amounted to approximately 1.00% of net assets. The Fund distributed all this net investment income during the period. Dividends were declared daily and paid once a month. Refer to Note 2 of the Semi-Annual Financial Statements for more details on reimbursable expenses.

The Fund’s portfolio consists 100% of high-quality liquid short-term U.S. agency discount notes. Short-term rates increased during the period and at period-end were at a range between 5.25% and 5.50%. Recent inflation numbers show a deceleration in the pace of inflation. The latest Fed projections, published after the December 2023 meeting, signal potential lower rates sometime in 2024.

FUND HOLDINGS SUMMARIES

The following tables show the allocation of the portfolio using various metrics as of the end of the period. It should not be construed as a measure of performance for the Fund itself. The portfolio is actively managed and holdings are subject to change.

Portfolio Composition (% of Total Portfolio)		Geographic Allocation (% of Total Portfolio)
U.S Agencies	100.00%	U.S	100.00%

The following table shows the ratings of the Fund’s portfolio securities as of December 31, 2023. The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P). Ratings are subject to change.

(% of Total Portfolio)

Rating	Percent
AAA	100.00%

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy and is not provided in a fiduciary capacity. The information provided does not consider the specific objectives or circumstances of any particular investor or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her financial advisors. The views expressed herein are those of the Investment Adviser as of the date of this report. The Fund disclaims any obligations to update publicly the views expressed herein.

LIQUIDITY PROGRAM

LIQUIDITY RISK MANAGEMENT PROGRAM

The U.S. Securities and Exchange Commission (“SEC”) has adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of Fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interest in the Fund.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account as relevant to the Fund’s liquidity risk: 1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; and 2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid”, “Moderately Liquid”, “Less Liquid”, and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board of Directors (the “Board”) and the SEC (on a non-public basis) as required by the Program and Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and consequently the Program, also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on February 23, 2024, the Liquidity Risk Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from October 1, 2023, through December 31, 2023, and stated the following:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
•	The Fund’s investment strategy remained appropriate for an open-end fund;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investor’s interests in the Fund;
•	The Fund did not breach the 15% limit on Illiquid Investments; and
•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Short Term Investment Fund for Puerto Rico Residents, Inc.

The following table includes selected data for a share outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the Fund’s financial statements and notes thereto.

FINANCIAL HIGHLIGHTS

			For the period from July 1, 2023, to December 31, 2023 (Unaudited)		For the fiscal year ended June 30, 2023	For the fiscal year ended June 30, 2022		For the fiscal year ended June 30, 2021

Increase (Decrease) in Net Asset Value:

Per Share Operating		Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00
Performance:		Net investment income (a)	0.02		0.02	0.00	**	0.00

		Total from investment operations	0.02		0.02	0.00		0.00

		Less: Distributions from net investment income	(0.02)		(0.02)	(0.00)	**	(0.00)

		Less: Distributions from capital gains	(0.00)	***	-	-		-

		Net asset value, end of period	$1.00		$1.00	$1.00		$1.00

Total Investment Return:	(b)	Based on net asset value per share	2.58%		2.67%	0.03%		0.02%

Ratios:	(c) (d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.00%		1.00%	0.12%		0.06%

	(c)	Gross expenses to average net assets	1.05%		1.00%	0.89%		0.81%

	(c) (d)	Net investment income to average net assets - net of waived and/or reimbursed expenses	4.32%		2.45%	0.02%		0.01%

		Net assets, end of period (in thousands)	$79,695		$103,981	$175,439		$304,412

Supplemental Data:		Portfolio turnover	0.00%		0.00%	0.00%		0.00%

	**	Net investment income and distributions from net investment income for the fiscal year ended June 30, 2022, were $0.0002 and $0.0001 per share, respectively.

	***	Distributions from capital gains for the period from July 1, 2023, to December 31, 2023, were $0.0038 per share.

	(a)	Based on average outstanding common shares of 92,175,114, 132,803,693, 232,612,490, and 339,608,192, for the period from July 1, 2023, to December 31, 2023, and for the fiscal years ended June 30, 2023, June 30, 2022, and June 30, 2021, respectively.

	(b)	Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid. Investment return is not annualized for the period from July 1, 2023, to December 31, 2023.

	(c)	Based on average net assets applicable to common shareholders of $92,480,731, $133,104,972, $232,896,435, and 339,608,192, for the period from July 1, 2023, to December 31, 2023, and for the fiscal years ended June 30, 2023, June 30, 2022, and June 30, 2021, respectively. Ratios for the period from July 1, 2023, to December 31, 2023, were annualized using a 365 day base.

	(d)	For the fiscal year ended June 30, 2023, there were no waived/reimbursement of fees. For the period from July 1, 2023, to December 31, 2023, and for the fiscal years ended June 30, 2022, and June 30, 2021, the effect of the expenses waived/reimbursed was to decrease the expense ratios, thus increasing the net investment income ratio by 0.05%, 0.77%, and 0.75%, respectively.

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

SCHEDULE OF INVESTMENTS	December 31, 2023 (Unaudited)

Face Amount	Issuer	Coupon	Yield to Maturity	Maturity Date	Value

US Government, Agency and Instrumentalities - 99.96% of net assets

$40,000,000	Federal Home Loan Bank Discount Note	0.00%	5.20%	01/02/24	$39,994,222
1,000,000	Federal Home Loan Bank Discount Note	0.00%	5.25%	01/23/24	996,795
5,000,000	Federal Farm Credit Discount Note	0.00%	5.25%	01/08/24	4,994,896
2,000,000	Federal Farm Credit Discount Note	0.00%	5.27%	01/25/24	1,992,973
2,000,000	Federal Home Loan Bank Discount Note	0.00%	5.25%	01/08/24	1,997,958
2,000,000	Federal Home Loan Bank Discount Note	0.00%	5.26%	01/22/24	1,993,863
5,000,000	Federal Home Loan Bank Discount Note	0.00%	5.24%	01/04/24	4,997,817
16,000,000	Federal Home Loan Bank Discount Note	0.00%	5.20%	01/02/24	15,997,689
1,700,000	Federal Home Loan Bank Discount Note	0.00%	5.26%	01/03/24	1,699,504
5,000,000	Federal Home Loan Bank Discount Note	0.00%	5.24%	01/05/24	4,997,089

$79,700,000					$79,662,806

	Total investments (99.96% of net assets)				$79,662,806
	Other Assets and Liabilities (0.04% of net assets)				32,576

	Net assets - 100%				$79,695,382

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Statement of Assets and Liabilities	December 31, 2023 (Unaudited)

Assets:	Investment securities, at amortized cost with:		$79,662,806
	Non-affiliates
	Cash		319,316
	Prepaid insurance		8,788

	Total assets		79,990,910

Liabilities:	Payables:
	Dividends to shareholders	95,830
	Investment advisory fees	22,687
	Administration fees	3,418
	Transfer agent fees	14,206
	Professional fees	67,998
	Miscellaneous fees	18,819
	Printing fees	59,607
	Directors fees	7,582	290,147

	Accrued expenses and other liabilities		5,381

	Total liabilities		295,528

Net Assets:			$79,695,382

Net Assets consist of:
	Paid-in-Capital ($0.001 par value, 2,000,000,000 shares authorized, 79,650,860 issued and outstanding)		$79,650,860
	Total Distributable Earnings (Accumulated Loss)		44,522

	Net assets		$79,695,382

	Net asset value per share; 79,650,860 shares outstanding		$1.00

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Statement of Operations

		For the period from July 1, 2023, to December 31, 2023 (Unaudited)

Investment income:	Interest from unaffiliated issuers	$2,469,405

Expenses:	Investment advisory fees	232,465
	Administration fees	23,246
	Transfer Agent fees	20,612
	Custodian fees	6,509
	Professional fees	106,280
	Directors’ fees and expenses	15,082
	Insurance expense	49,237
	Printing fees	28,656
	Other	6,033

	Total expenses	488,120

	Waived fees and reimbursable expenses	(23,190)

	Net expenses after waived fees and reimbursable expenses	464,930

Net investment income:		2,004,475

Net increase (decrease) in net assets resulting from operations:		$2,004,475

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Statement of Changes in Net Assets

		For the period from July 1, 2023, to December 31, 2023 (Unaudited)	For the fiscal year ended June 30, 2023

Increase (Decrease) in Net Assets:

	Net investment income	$2,004,475	$3,258,753

	Net realized gain (loss) on investments	44,522	-

	Net increase (decrease) in net assets resulting from operations	2,048,997	3,258,753

Dividends to
Shareholders from:	Net investment income	(2,004,475)	(3,258,753)
	Distributions from capital gains	(301,279)	-

		(2,305,754)	(3,258,753)

Capital Shares	Increase (decrease) in net assets derived from sale of shares	-	-
Transactions	Increase (decrease) in net assets derived from reinvestment of dividends	2,249,395	3,190,400

(at $1.00 per share):	Increase (decrease) in net assets derived from the redemption of shares	(26,278,259)	(74,648,260)

		(24,028,864)	(71,457,860)

Net Assets:	Net increase (decrease) in net assets	(24,285,621)	(71,457,860)
	Balance at the beginning of the period/year	103,981,003	175,438,863

	Balance at the end of the period/year	$79,695,382	$103,981,003

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2023 to December 31, 2023 (Unaudited)

1.	Reporting Entity and Significant Accounting Policies

Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) is a diversified/non-diversified, open-end management investment company. The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), as of May 14, 2021. Prior to such date and since inception, the Fund was registered and operated under the Puerto Rico Investment Companies Act of 1954, as amended. The Fund’s offerings of securities are registered under the Securities Act of 1933, as amended. UBS Asset Managers of Puerto Rico (the “Investment Adviser”), a division of UBS Trust Company of Puerto Rico (“UBSTC”), is the Fund’s Investment Adviser. UBSTC is also the Fund Administrator (“Administrator”). UBSTC has engaged State Street Bank and Trust Company to provide certain information and services including price quotations and calculations of the Fund’s Net Asset Value (“NAV”) per share.

The Fund’s investment objective is to provide current income, consistent with liquidity and the conservation of capital. There is no assurance that the Fund will achieve its investment objective.

Certain charter provisions of the Fund might be void and unenforceable under the 1940 Act including, without limitation, provisions (i) permitting indemnification of officers and directors to the fullest extent permitted by Puerto Rico law, (ii) setting forth the required vote for changes to fundamental policies of the Fund, and (iii) stating that, to the fullest extent permitted by Puerto Rico law, no officer or director will be liable to the Fund or shareholders.

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates in Financial Statements Preparation

The Fund is an investment company that applies the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NAV Per Share

The NAV per share of the Fund is determined by the Administrator daily after the close of trading on the New York Stock Exchange (NYSE), or if such a day is not a business day in New York or Puerto Rico, on the next succeeding business day. The NAV per share is computed by dividing the total assets of the Fund less its liabilities by the total number of shares outstanding.

Valuation of Investments

The Fund’s assets will be valued by State Street Bank and Trust Company on the basis of valuations provided by pricing services approved by Fund management and the Board of Directors (the “Board”). In arriving at their valuation, pricing sources may use both a grid matrix of securities values as well as evaluations of their staff. The valuation, in either case, is based on information concerning actual market transactions and quotations from dealers or a grid matrix performed by an outside vendor that reviews certain market and security factors to arrive at a bid price for a specific security. Certain Puerto Rico obligations have a limited number of market participants and thus might not have a readily ascertainable market value and may have periods of illiquidity. If the Fund has securities for which quotations are not readily available from any source, they will be fair valued by or under the direction of the Investment Adviser utilizing quotations and other information concerning

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2023 to December 31, 2023 (Unaudited)

similar securities obtained from recognized dealers. The Investment Adviser can override any price that it believes is not consistent with market conditions. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The Investment Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held by the Fund. The Committee operates under pricing and valuation policies and procedures established by the Investment Adviser and approved by the Board. The policies and procedures set forth the mechanisms and processes to be employed on a daily basis related to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. The Committee reports to the Board on a regular basis. At December 31, 2023, no securities were fair valued by the Committee.

GAAP provides a framework for measuring fair value and expands disclosures about fair value measurements and requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•

Level 1 - Quoted prices in active markets for identical assets and liabilities at the measurement date. An active market is one in which transactions for the asset occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•

Level 2 - Significant inputs other than quoted prices included in Level 1 that are observable (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.), either directly or indirectly.

•

Level 3 - Significant unobservable inputs, for example, inputs derived through extrapolation that cannot be corroborated by observable market data. These are developed based on the best information available in the circumstances, which might include UBSTC’s own data. Level 3 inputs will consider the assumptions that market participants would use in pricing the asset, including assumptions about risk (e.g., credit risk, model risk, etc.).

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Fair value is based upon quoted market prices when available.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. Therefore, the estimated fair value may materially differ from the value that could actually be realized on sale.

The inputs or methodology used for valuing securities or level assigned are not necessarily an indication of the risk associated with investing in those securities.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2023 to December 31, 2023 (Unaudited)

Following is a description of the Fund’s valuation methodologies used for assets measured at amortized cost which approximates fair value:

US Government, Agencies, and Instrumentalities: These securities are valued at cost, which approximates fair value and are classified as Level 2.

The following is a summary of the Fund’s portfolio by inputs used as of December 31, 2023, in valuing the Fund’s assets carried at amortized cost, which approximates fair value:

	Investments in Securities
	Level 1	Level 2	Level 3	Balance December 31, 2023
US Government, Agencies and Instrumentalities	$-	$79,662,806	$-	$79,662,806

There were no Level 3 securities during the period from July 1, 2023, to December 31, 2023.

There were no transfers into or out of Level 3 during the period from July 1, 2023, to December 31, 2023.

Taxation

As a registered investment company under the 1940 Act, the Fund will not be subject to Puerto Rico income tax for any taxable year if it distributes at least 90% of its taxable net income for such year, as determined for these purposes pursuant to section 1112.01(a)(2) of the Puerto Rico Internal Revenue Code of 2011, as amended. Accordingly, as the Fund intends to meet this distribution requirement, the income earned by the Fund is not subject to Puerto Rico income tax at the Fund level.

The Fund can invest in taxable and tax-exempt securities. In general, distributions of taxable income dividends, if any, to Puerto Rico individuals, estates, and trusts are subject to a Puerto Rico tax withholding of 15% if certain requirements are met. Moreover, distribution of capital gains dividends, if any, to (a) Puerto Rico individuals, estates, and trusts are subject to a Puerto Rico income tax of 15% and (b) Puerto Rico corporations are subject to a Puerto Rico income tax of 20%. Puerto Rico income tax withholdings are effected at the time of payment of the corresponding dividend. Individual shareholders may be subject to Puerto Rico alternate basic tax that can reach the rate of 24% on certain fund distributions. Certain Puerto Rico entities receiving taxable income dividends are entitled to claim an 85% dividends received deduction. Fund shareholders are advised to consult their own tax advisers.

For U.S. federal income tax purposes, the Fund is treated as a foreign corporation and does not intend to be engaged in a trade or business within the United States. As a foreign corporation not engaged in a trade or business in the United States, the Fund should generally not be subject to U.S. income tax on gains derived from the sale or exchange of personal property. Nevertheless, if it is determined that the Fund is engaged in a trade or business within the United States for purposes of the U.S. Internal Revenue Code of 1986, as amended (“U.S. Code”), and the Fund has taxable income that is effectively connected with such U.S. trade or business, the Fund will be subject to regular U.S. corporate income tax on its effectively connected taxable income, and maybe to a 30% branch profits tax and state and local taxes as well. Also, the Fund is subject to a 30% U.S. withholding tax on certain types of income from sources within the U.S., such as dividends and interest.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2023 to December 31, 2023 (Unaudited)

An investment in the Fund is designed solely for Puerto Rico residents due to the Fund’s specific tax features. The Fund does not intend to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the U.S. Code, and consequently an investor that is not (i) an individual who has his or her principal residence in Puerto Rico or (ii) a person, other than an individual, that has its principal office and principal place of business in Puerto Rico will not receive the tax benefits of an investment in a typical U.S. mutual fund (such as RIC tax treatment, i.e., availability of pass-through tax status for non-Puerto Rico residents) and may have adverse tax consequences for U.S. federal income tax purposes. If United States holders (which includes, but is not limited to, (i) citizens and residents of the United States who are not Puerto Rico individuals and (ii) corporations organized in the United States) invest in the Fund, such United States holders generally will be taxed on any dividend or interest paid by the Fund as ordinary income at the time such holders receive the dividend or interest or when it accrues, depending on such holder’s method of accounting for tax purposes. Additionally, United States holders will be taxed on any gain on the sale or retirement of an investment in the Fund. Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services-Investment Companies (ASC 946).

FASB Accounting Standards Codification Topic 740, Income Taxes (ASC 740) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (the prior four tax years) and has concluded that there are no uncertain tax positions. On an ongoing basis, management will monitor the Fund’s tax position to determine if adjustments to this conclusion are necessary. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expenses in the Statement of Operations. During the period from July 1, 2023, to December 31, 2023, the Fund did not incur any interest or penalties.

Statement of Cash Flows

GAAP and FASB Accounting Standards Codification Topic 230, Statement of Cash Flows (ASC 230) requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the Fund’s investments were carried at fair value during the year and classified as Level l or Level 2 in the fair value hierarchy in accordance with the requirements of GAAP. Another condition is that the Fund had little or no debt, based on the average debt outstanding during the year, in relation to average total assets. An additional condition is that the Fund presents a Statement of Changes in Net Assets. For the period from July 1, 2023, to December 31, 2023, the Fund has met such conditions and is exempt from providing a Statement of Cash Flows.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Such dividends will automatically be reinvested unless the shareholder elects to receive them in cash. Dividends that are reinvested are subject to Puerto Rico income tax under the same rules that apply to cash dividends. The Fund may also distribute out of its tax-exempt income and taxable income, if any, net capital gains. Shares earn dividends on the day they are purchased but not on the day they are sold.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2023 to December 31, 2023 (Unaudited)

Investments in Tax Secured Obligations (“TSOs”) Issued by Puerto Rico Investment Companies

The Fund shall purchase only TSOs that are collateralized fully by a pledge of certain securities, as required by the rating agency to maintain the highest short-term rating. The Fund shall purchase only TSOs in which the Fund maintains a perfected security interest. There were no TSOs for the period from July 1, 2023, to December 31, 2023.

Securities Purchased Under Agreements to Re-Sell

Under these agreements, the Fund purchases securities and simultaneously commits to resell the securities to the original seller (a broker-dealer, other financial institution, or affiliated Funds) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. These transactions are treated as financings and recorded as assets. There were no securities purchased under agreements to re-sell for the period from July 1, 2023, to December 31, 2023.

Other

Security transactions are accounted for on trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. Premiums and discounts on securities purchased are amortized using the interest method over the life or the expected life of the respective securities. Interest income is accrued on a daily basis, except when collection is not expected. Expenses are recorded as they are incurred.

2.	Investment Advisory, Administration, Custody, Transfer Agency and Distribution Agreements and Directors Fee

Advisory Fees:

Pursuant to an investment advisory contract (the “Advisory Agreement”) with UBS Asset Managers of Puerto Rico, the Fund receives investment advisory services in exchange for a fee. The investment advisory fees will not exceed 0.50% of the Fund’s average daily net assets. For the period from July 1, 2023, to December 31, 2023, the investment advisory fees amounted to $232,465 equivalent to 0.50% of the Fund’s average daily net assets. The investment advisory fees payable amounted to $22,687 as of December 31, 2023.

Administration, Custody and Transfer Agent Fees:

UBSTC also provides administrative, custody and transfer agency services pursuant to Administration, Custody and Transfer Agency, Registrar, and Shareholder Servicing Agreements, respectively. UBSTC as transfer agent has engaged Bank of New York Mellon Investment Servicing to act as recordkeeping and shareholder servicing agent for the Fund’s shares. The compensation paid by the Fund to UBSTC as transfer agent under the transfer agency agreement is equal to the compensation that UBSTC is required to pay to Bank of New York Mellon Investment Servicing for services to the Fund up to a maximum amount of 0.05% of the Fund’s average net assets, payable monthly. For the period from July 1, 2023, to December 31, 2023, the transfer agent fees amounted to $20,612. The transfer agent fees payable amounted to $14,206 as of December 31, 2023.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2023 to December 31, 2023 (Unaudited)

The Fund pays the Administrator an annual fee equal to 0.05% of the Funds average daily net assets, payable monthly. For the period from July 1, 2023, to December 31, 2023, the administration fees amounted to $23,246, equivalent to 0.05% of the Fund’s average daily net assets. The administration fees payable amounted to $3,418 as of December 31, 2023.

UBSTC, as custodian, has engaged State Street Bank and Trust Company to maintain sub-custody of the Fund’s assets, calculate the daily NAV, and maintain the Fund’s accounting records. The total custodian fee for the period from July 1, 2023, to December 31, 2023, amounted to $6,509, which is equivalent to 0.01% of the Fund’s average daily net assets. The custody fees payable amounted to $1,759 as of December 31, 2023.

Distribution Fees:

UBSTC, as Administrator, has engaged UBS Financial Services, Inc. (“UBS-FS”) to serve as distributor (“Distributor”) of the shares of common stock of the Fund. For the period from July 1, 2023, to December 31, 2023, there were no distribution fees paid by the Fund.

Yield Floor Agreement:

The Investment Adviser has entered into a Yield Floor Agreement with the Fund effective March 28, 2022, and amended and restated on October 31, 2023, whereby the Investment Adviser agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary in order to ensure that the net operating expenses of the Fund do not exceed the Fund’s investment income for any given day. The Investment Adviser shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the Yield Floor Agreement for a period of up to three years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future return. The Investment Adviser may terminate the agreement upon thirty (30) days written notice to the Fund. For the period from July 1, 2023, to December 31, 2023, $23,190 were waived in expenses by UBSTC. The investment advisory fees potentially recoupable by the Investment Adviser at December 31, 2023, amounted to $4,391,725, of which $2,563,486 expires during the fiscal year ended June 30, 2024, $1,805,049 expires during the fiscal year ended June 30, 2025, and $23,190 expires during the fiscal year ended June 30, 2026.

Expense Limitation and Reimbursement Agreement:

UBSTC and the Fund have entered into an agreement whereby UBSTC agrees to reduce its compensation as set forth in the Investment Advisory Agreement and to assume all or a portion of the ordinary operating expenses of the Fund, including but not limited to shareholder services, custodian and transfer agency fees, legal, regulatory, and accounting fees, printing costs and registration fees (“Other Expenses”), subject to future reimbursement by the Fund, in order to ensure that total annual Fund operating expenses do not exceed 1.00% of the Fund’s daily gross assets, as set forth in the Prospectus. The Fund will reimburse UBSTC for reduced compensation and/or Other Expenses paid by UBSTC when net total expenses for the Fund fall below 1.00% for the annual period; provided that such reimbursement is made within three years after UBSTC reduced compensation and/or paid the expenses and does not cause annual operating expenses to exceed 1.00%. The agreement is effective through January 31, 2025, and may be renewed for successive one-year periods. There were no reimbursements of Other Expenses paid by UBSTC under such agreement for the period from July 1, 2023, to December 31, 2023.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2023 to December 31, 2023 (Unaudited)

Directors Fees:

Certain Fund officers are also officers of UBSTC. The six Independent Directors of the Fund’s Board are paid based upon an agreed fee up to $1,000 per fund per Board meeting, plus expenses, and up to $500 per fund for each quarterly Audit Committee meeting, plus expenses. For the period from July 1, 2023, to December 31, 2023, the Independent Directors of the Fund were paid an aggregate compensation and expenses of $15,082. The Directors fee payable amounted to $7,582 as of December 31, 2023.

3.	Investment Transactions

The total amount of unaffiliated purchases of US government agencies securities (including certificates of deposit, if any) and the cost of maturities from US government agencies securities was $9,103,769,075 and $9,130,650,000 respectively, for the period from July 1, 2023, to December 31, 2023.

No sales of investment securities occurred during the period from July 1, 2023, to December 31, 2023.

4.	Concentration of Credit Risk

Concentration of credit risk that arises from financial instruments exists for groups of investors or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

5.	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments and leverage. Some of these requirements and limitations are imposed by statute or by regulation while others are imposed by procedures established by the Board. The most significant requirements and limitations are discussed below.

The Fund principally invests in U.S. high quality short-term instruments, including securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and/or mortgage-backed securities. “Short-term” means instruments that mature in 397 calendar days or less from the date when the Fund acquires the instrument. The maturity of securities rated in the second highest short-term rating category by a nationally recognized statistical rating organization (“NRSRO”) may not exceed 180 days. The Fund may also invest in longer-term bonds with only a short time remaining to maturity or that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The Fund invests only in U.S. dollar-denominated instruments.

Although the Fund may invest in securities with maturities of up to 397 days, under normal conditions, the average duration of the securities in which the Fund invests is expected to be 30 days or less and is currently not expected to exceed a dollar-weighted average maturity of 90 days. The Fund will have a dollar-weighted average maturity of no more than three years. “Dollar-weighted average maturity” is calculated by taking the average length of time to maturity (fixed-rate) or the next interest rate reset (floating-rate) for each underlying instrument held by the Fund, weighted according to the relative holdings per instrument.

The Fund is not a money market fund and does not seek to maintain a stable NAV of $1.00 per share for the Class A Shares.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2023 to December 31, 2023 (Unaudited)

In particular, the Fund will not be subject to the requirements of Rule 2a-7 under the 1940 Act, which, among other things, contains strict issuer diversification, maturity, and credit quality requirements. The Fund, for example, may invest to a greater degree than a money market fund in securities rated in the second highest short-term rating category by a NRSRO and the Fund is less diversified than such a fund. You may have a greater risk of losing money than if you invested in a money market fund.

The above describes the Fund’s current investment strategy. However, if the Fund is able to procure sufficient Puerto Rico securities which meet the Fund’s investment criteria, the Fund intends to modify its current investment strategy and intends to invest in a portfolio of high quality tax-exempt short-term debt instruments of governmental and private issuers, including instruments issued by other Puerto Rico investment companies advised by or co-advised by the Investment Adviser. “High quality” means instruments that at the time of investment are rated within the two highest short-term rating categories by one or more NRSRO or that are unrated but deemed to be of comparable quality by the Investment Adviser. Pursuant to this investment strategy, the Fund may continue to hold these instruments even if their rating is downgraded. “Short-term” means instruments that mature in 397 calendar days or less from the date when the Fund acquires the instrument. The maturity of securities rated in the second highest short-term rating category by an NRSRO may not exceed 180 days. Pursuant to this investment strategy, the Fund may also invest in longer-term bonds with only a short time remaining to maturity or that have variable interest rates or other special features that give them the financial characteristics of short-term debt. As part of this investment strategy, the Fund would invest a significant amount of its assets in short-term securities of Puerto Rico issuers, including Puerto Rico municipal obligations, Puerto Rico mortgage-backed and asset-backed securities, TSOs of Puerto Rico investment companies (the majority of which will be obligations issued by investment companies for which, like the Fund, UBS Asset Managers of Puerto Rico acts as investment adviser or co-investment adviser), repurchase agreements and commercial paper.

Investments in mortgage-backed securities may include those issued or guaranteed by Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”), as well as mortgage-backed securities that are not guaranteed or issued by GNMA, FNMA, FHLMC or any other government agency (“Private Label mortgage-backed securities”), and in either case may include collateralized mortgage obligations (“CMOs”). Private Label mortgage-backed securities are issued in connection with a securitization and represent a beneficial interest in a privately sponsored trust or other entity, the assets of which are mortgage loans or GNMA, FNMA, FHLMC or other mortgage-backed securities, including CMOs.

The Fund will not invest in mortgage-backed securities that represent residual interests except as may otherwise be approved by the Board.

Under this investment strategy, the Fund expects to invest a substantial amount (i.e., in excess of 10%), and from time to time a majority, of its total assets in TSOs.

A “Puerto Rico issuer” is any issuer that satisfies one or more of the following criteria: (i) issuers that are organized under the laws of Puerto Rico or that maintain their principal place of business in Puerto Rico; (ii) issuers that have securities traded principally in Puerto Rico; or (iii) issuers that, during the most recent fiscal year, derived at least 20% of their revenues or profits from goods produced or sold, investments made or services performed in Puerto Rico or that have at least 20% of their assets in Puerto Rico. A “non-Puerto Rico issuer” is any issuer that: (i) is organized under the laws of a jurisdiction other than Puerto Rico and maintains their principal place of business in a jurisdiction other than Puerto Rico; (ii) has securities traded principally in a jurisdiction other than

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2023 to December 31, 2023 (Unaudited)

Puerto Rico; and (iii) during the most recent fiscal year, derived less than 20% of their revenues or profits from goods produced or sold, investments made or services performed in Puerto Rico and that does not have at least 20% of their assets in Puerto Rico.

The Fund may invest up to 15% of its total assets in illiquid securities, including repurchase agreements with maturities in excess of seven days. The Fund may borrow up to 5% of its total assets (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes, such as meeting redemption requests which might otherwise require untimely dispositions of portfolio securities.

6.	Basis of Distributions and Components of Distributable Earnings (Accumulated Loss)

Since all securities held by the Fund at December 31, 2023, were valued at amortized cost, which approximates fair value, due to their short term maturities, it does not take into account unrealized gains or losses.

For the period from July 1, 2023, to December 31, 2023, the Fund had distributed from ordinary income a total of $2,004,475 and from capital gains a total of $301,279.

The components of total distributable earnings (accumulated losses) at December 31, 2023, is comprised of a realized gain of $44,522.

7.	Risks and Uncertainties

The Fund is exposed to various types of risks, such as credit, interest rate, geographic, conflict of interest, and illiquid securities risks, among others. This list is qualified in its entirety by reference to the more detailed information provided in the offering documentation for the securities issued by the Fund.

Investment and Market Risk. The Fund’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including, among other things, (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general. All securities may be subject to adverse market trends. The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or stock or bond markets in which a Fund invests, as well as economic, political, or social events in the United States, Puerto Rico or abroad. Markets can be volatile, and values of individual securities and other investments at times may decline significantly and rapidly. This may cause the Fund’s portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate such volatility and may continue to negatively affect the value and liquidity of individual securities, national economies, and global markets generally. Rapid changes in value or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the value or time of its choosing and can result in losses. Because the Fund invests in investment securities, the Fund’s NAV may fluctuate due to market conditions, and as a result you may experience a decline in the value of your investment in the Fund and you may lose money.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2023 to December 31, 2023 (Unaudited)

If the Board, including upon a recommendation from the Investment Adviser, determines in its sole discretion, that, due to the lack of appropriate investment opportunities or for other reasons, the Fund is no longer a manageable investment and/or may have insufficient assets available for the conduct of its business, the Fund may distribute cash to its shareholders to liquidate their investment or may transfer shareholders’ accounts to another available investment option designated and agreed to by the Board in the UBSFS. Master Account Agreement or other relevant document.

Puerto Rico and other countries and regions in which the Fund may invest where the Investment Adviser has offices or where the Fund or the Investment Adviser otherwise do business are susceptible to natural disasters (e.g., fire, flood, earthquake, storm, and hurricane), epidemics/pandemics or other outbreaks of serious contagious diseases. The occurrence of a natural disaster or epidemic/pandemic could, directly or indirectly, adversely affect and severely disrupt the business operations, economies, and financial markets of many countries (even beyond the site of the natural disaster or epidemic/pandemic) and could adversely affect the Fund’s investment program or the Investment Adviser’s ability to do business. In addition, terrorist attacks, or the fear of or the precautions taken in anticipation of such attacks, could, directly or indirectly, materially and adversely affect certain industries in which the Fund invests or could affect the countries and regions in which the Fund invests, where the Investment Adviser has offices or where the Fund or the Investment Adviser otherwise do business. Other acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, and insurrection, regardless of whether war is declared) could also have a material adverse impact on the financial condition of industries or countries in which the Fund invests.

In addition, turbulence in financial markets and reduced liquidity in equity and/or fixed-income markets may negatively affect the Fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region, or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain and could affect companies worldwide. An outbreak of an infectious disease or serious environmental or public health concern could have a significant negative impact on economic and market conditions, could exacerbate pre-existing political, social, and economic risks in certain countries or regions and could trigger a prolonged period of global economic slowdown, which may impact the Fund. To the extent the Fund is overweight in certain countries, regions, companies, industries, or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries, or sectors.

Puerto Rico Concentration Risk. The Fund is exposed to certain risks resulting from the reduced geographic diversification of its portfolio. The Fund’s assets may be invested in securities of Puerto Rico issuers. In addition, the TSOs in which the Fund may invest are issued by investment companies that, in turn, are designed to invest primarily in Puerto Rico securities. Securities issued by the Puerto Rico government or its instrumentalities are affected by the central government’s finances. That includes, but is not limited to, general obligations of Puerto Rico and revenue bonds, special tax bonds, or agency bonds. Over the past few years, many Puerto Rico government bonds as well as the securities issued by several Puerto Rico financial institutions have been downgraded. Currently, none of the bonds issued by the Puerto Rico government and its instrumentalities without credit enhancements carry an investment-grade credit rating.

Because the Fund may invest a substantial portion of its assets in Puerto Rico bonds, the Fund’s NAV and cash flow may fluctuate due to market conditions affecting these securities. Any future developments in this respect could result in additional interruptions in cash flow on debt payments, which may result in more price volatility across Puerto Rico securities. There can be no assurance

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2023 to December 31, 2023 (Unaudited)

that any additional defaults by Puerto Rico and other Puerto Rico instrumentalities will not have an additional adverse impact on the Fund’s net investment income.

Consequently, the Fund’s performance may be more severely affected by economic, political, regulatory, or other factors adversely affecting issuers in Puerto Rico than a fund that is not concentrated in Puerto Rico issuers.

Interest Rate Risk. Interest rate risk is the risk that when interest rates rise, the value of the Fund’s investments will fall as a result. That is because the value of short-term instruments is generally expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Also, the Fund’s yield will tend to lag changes in prevailing short-term interest rates. This means that the Fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the Fund’s income will tend to fall more slowly. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk. Credit risk is the risk that fixed income securities in the Fund’s portfolio will decline in price or that the issuer will fail to make principal or interest payments when due because the issuer of the security experiences a decline in its financial condition. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. To the extent that the Fund will typically invest a substantial amount of its assets in securities issued by other investment companies for which, like the Fund, UBS Asset Managers of Puerto Rico acts as investment adviser or co-investment adviser, and investing in similar types of assets, this risk may be magnified. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk. Extension risk is the risk that during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) making it more sensitive to changes in interest rates, and reduce the value of the security. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Prepayment Risk. Prepayment risk is the risk that during periods of declining interest rates, the issuer of a security may exercise its option to pay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. Prepayment reduces the yield to maturity and the average life of the security and also increases price fluctuation. This tendency of issuers to refinance debt with high interest rates during periods of declining interest rates may reduce the positive effect of declining interest rates on the market value of the Fund’s securities.

Municipal Securities Risk. Municipal securities are obligations, often bonds and notes, issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities, and instrumentalities, the interest on which is typically exempt from federal income tax. The Fund ordinarily invests in Puerto Rico municipal securities. From time to time, proposals to restrict or eliminate the federal income tax exemption from interest on municipal securities are introduced before Congress. Proposals also may be introduced before state legislatures. If such proposals were enacted, the availability of municipal securities and their value would be affected.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2023 to December 31, 2023 (Unaudited)

Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation, and the rating(s) of the issue.

Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for, and value of, municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit, and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. Certain of the municipal obligations in which the Fund may invest present their own distinct risks. These risks may depend, among other things, on the financial situation of the government issuer, or, in the case of industrial development bonds and similar securities (including certain bonds offered by the Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority) on that of the entity supplying the revenues that are intended to repay the obligations. It is also possible that, as a result of litigation or other conditions, the power or ability of issuers or those other entities to meet their obligations for the repayment of principal and payment of interest may be materially and adversely affected.

Repurchase Agreements Risk. The Fund may also engage in repurchase agreements, which are transactions in which the Fund purchases a security from a counterparty and agrees to sell it back at a specified time and price in a specified currency. If a repurchase agreement counterparty defaults, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying the repurchase agreement. In the event of a default, instead of the contractual fixed rate of return, the rate of return to the Fund will depend on intervening fluctuations of the market values of the underlying securities and the accrued interest thereon. In such an event, the Fund would have rights against the respective counterparty for breach of contract with respect to any losses resulting from those market fluctuations following the failure of such counterparty to perform.

Mortgage-Backed Securities Risk. Mortgage-backed securities (residential and commercial) represent interests in “pools” of mortgages. Mortgage-backed securities have many of the risks of traditional debt securities but, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. As a result, the Fund may receive principal repayments on these securities earlier or later than anticipated by the Fund. In the event of prepayments that are received earlier than anticipated, the Fund may be required to reinvest such prepayments at rates that are lower than the anticipated yield of the prepaid obligation. The rate of prepayments is influenced by a variety of economic, geographic, demographic, and other factors, including, among others, prevailing mortgage interest rates, local and regional economic conditions, and homeowner mobility. Generally, prepayments will increase during periods of declining interest rates and decrease during periods of rising interest rates. The decrease in the rate of prepayments during periods of rising interest rates results in the extension of the duration of mortgage-backed securities, which makes them more sensitive to changes in interest rates and more likely to decline in value (this is known as extension risk). Since a substantial portion of the assets of the Fund may be invested in mortgage-backed securities, the Fund may be subject to these risks and other risks related to such securities to a significant degree, which might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case. In addition, mortgage-backed or other securities issued or

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2023 to December 31, 2023 (Unaudited)

guaranteed by FNMA, FHLMC, or a Federal Home Loan Bank are supported only by the credit of these entities and are not supported by the full faith and credit of the United States.

Collateralized Mortgage Obligations (“CMO”) Risk. CMOs exhibit similar risks to those of mortgage-backed securities but also present certain special risks. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after floating-rate tranches are paid (an inverse floater). CMO classes may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity, and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a CMO class to provide the anticipated investment characteristics and performance may be significantly reduced. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Asset-Backed Securities Risk. Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. The receivables supporting asset-backed securities are generally automobile and credit card receivables but may also consist of other types of obligations. Asset-backed securities and the underlying receivables are not generally insured or guaranteed by any government agency. However, in certain cases, such securities are collateralized by loans guaranteed by the U.S. Small Business Administration (“SBA”). The SBA is an independent agency of the United States. Asset-backed securities present risks similar to those of mortgage-backed securities. However, in the case of many asset-backed securities, the prepayment rates on the underlying assets have historically been less influenced by market interest rate fluctuations and therefore, have been more stable. The frequent absence of a government guarantee creates greater exposure to the credit risk on the underlying obligations and depending on the structure, the credit risk of the sponsor of such obligations.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Illiquid Securities. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Fund may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities.

In addition, as described below under “Conflicts of Interest Risk”, for most of those securities the Fund may have to depend on its affiliates for liquidity; there may be no or few independent sources of liquidity. That is particularly true of the investment company obligations that will likely become the primary investments of the Fund. That and other factors may cause securities to become illiquid, which could hinder the Fund’s ability to redeem your investment.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2023 to December 31, 2023 (Unaudited)

The Fund may invest up to 15% of its total assets in illiquid securities, including repurchase agreements with maturities in excess of seven days. As a result, among other things, investors might be delayed in receiving funds needed for securities purchases or other matters, which could have other adverse consequences.

Conflicts of Interest Risk. Conflicts of Interest Risk is the risk that the Investment Adviser and its affiliates, as well other investment companies advised or co-advised by the Investment Adviser that issue TSOs purchased by the Fund, may have interests that compete with those of the Fund. Among other things, the Investment Adviser or its affiliates may engage in transactions directly with the Fund to the extent permitted by the 1940 Act. The Investment Adviser and its affiliates will also act in numerous other capacities in connection with the Fund and the Puerto Rico investment companies in which the Fund may invest. These relationships also make the Fund very dependent upon the Investment Adviser and its affiliates. To the extent that the Fund invests in TSOs issued by investment companies affiliated with the Investment Adviser, such investments present certain conflict of interest, such as competing objectives with respect to the level of interest rates on the TSOs, and other related issues.

8.	Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses for indemnification and expects the risk of loss to be remote.

9.	Subsequent Events

Events and transactions from January 1, 2024, through February 29, 2024, (the date the semi-annual financial statements were available to be distributed) have been evaluated by management for subsequent events. Management has determined that there were no material events that would require adjustment to or disclosure in the Fund’s financial statements through this date, except as disclosed below.

OTHER INFORMATION (Unaudited)

Shareholder Meeting

The Annual Meeting of Shareholders was held on October 16, 2023 (the “Annual Meeting”). The voting results for the proposals considered at the Annual Meeting are as follows:

1.

Election of Directors. The stockholders of the Fund elected Agustín Cabrer, Vicente J. León and Clotilde Pérez to the Board of Directors to serve for a term expiring on the date of which the annual meeting of stockholders is held in 2026, or until their successors are elected and qualified.

Name of Director	Votes cast “For”	Votes “Against/Withheld”
Agustín Cabrer	60,717,693	37,873,979
Vicente J. León	61,057,786	37,533,886
Clotilde Pérez	61,051,036	37,540,636

Disclosure of Fund Expenses

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund’s gross income, directly reduce the investment return of a mutual fund. A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the one-half year period shown and held for the entire period (July 1, 2023 to December 31, 2023).

The table below illustrates your Fund’s costs in two ways.

●

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the year. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”

●

Hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expense Ratio Six Month	Expenses Paid During the Period*

Actual Fund Return	$1,000.00	$ 1,025.80	0.50%	$ 2.54
Hypothetical 5% Return	$1,000.00	$ 1,022.56	0.50%	2.28

*Expenses are equal to the Fund’s six months expense ratio multiplied by the average account value over the period, multiply by 183/365 (to reflect the one-half year period).

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reportswill be available on the SEC’s website at http://www.sec.gov. The quarterly schedule of portfolio holdings will be made available upon request by calling 787-250-3600.

Statement Regarding Availability of Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Fund’s policies and procedures that are used by the Investment Adviser to vote proxies relating to the Fund’s portfolio securities and information regarding how the Investment Adviser voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 787-250-3600 and on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISER

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR, TRANSFER AGENT, AND CUSTODIAN

UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

U.S. LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019

PUERTO RICO LEGAL COUNSEL

DLA Piper (Puerto Rico), LLC

Ochoa Building Suite 401

500 Calle de la Tanca

San Juan, Puerto Rico 00901-1969

INDEPENDENT AUDITORS

Ernst & Young LLP

One Manhattan West,

New York, NY 10001

DIRECTORS AND OFFICERS

Carlos V. Ubiñas

Director, Chairman of the Board and President

Agustín Cabrer-Roig

Director

Carlos Nido

Director

Vicente J. León

Director

Luis M.Pellot-González

Director

Clotilde Pérez

Director

José J. Villamil

Director

Leslie Highley, Jr.

Senior Vice President and Treasurer

Javier Rodríguez

Assistant Vice President and Assistant Treasurer

Heydi Cuadrado

Assistant Vice President

Gustavo Romanach

Assistant Vice President

Liana Loyola, Esq.

Secretary

Remember that:

•	Mutual Fund’s units are not bank deposits or FDIC insured.
•	Mutual Fund’s units are not obligations of or guaranteed by UBS Financial Services Inc. or any of its affiliates.
•	Mutual Fund’s units are subject to investment risks, including possible loss of the principal amount invested.

Short Term Investment Fund for Puerto Rico Residents, Inc.

(b)   Not applicable.

Item 2. Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)    Not applicable.

(b)   Not applicable.

Item 6. Investments.

(a)   Schedule of Investments is included as part of the report to shareholders included under Item 1 of this Form N-CSR.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Short Term Investment Fund for Puerto Rico Residents, Inc.’s (the “Fund” or the “Registrant”) Board of Directors during the period covered by this Form N-CSR filing.

Item 11. Controls and Procedures.

(a)   The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:	March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:	March 7, 2024

By:	/s/ Leslie Highley, Jr.
Leslie Highley, Jr.
Senior Vice President and Treasurer

Date:	March 7, 2024